Consolidated Schedule of Investments (unaudited)
July 31, 2025
iShares® Transition-Enabling Metals ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank Of America NA, 4.78%, 05/06/26	$250	$250,190
Barclays Bank PLC/New York, 4.80%, 04/21/26, (1-day SOFR + 0.220%)(a)	250	250,241
BNP Paribas SA/New York NY, 4.32%, 07/14/26	250	249,732
Mitsubishi UFJ Trust & Banking Corp/NY, 4.45%, 12/03/25	250	249,966
Natixis SA/New York NY, 4.44%, 11/04/25	250	249,982
Sumitomo Mitsui Financial Group Inc., 4.40%, 06/04/26	250	249,823
Toronto-Dominion Bank/New York, 4.71%, 09/22/25, (1-day SOFR + 0.350%)(a)	250	250,090
Total Certificates of Deposit — 18.6% (Cost: $1,750,000)		1,750,024
Commercial Paper
American Honda Finance Corp., 4.62%, 09/05/25	250	248,850
CDP Financial Inc., 4.42%, 11/24/25	250	246,487
Citigroup Global Markets Inc., 4.66%, 03/20/26, (1-day SOFR + 0.300%)(a)(b)	250	250,047
Danske Bank A/S, 4.46%, 02/05/26	250	244,284
Duke Energy Corp., 4.49%, 08/04/25	250	249,875
Enbridge US Inc., 4.57%, 08/11/25	250	249,651
EssilorLuxottica SA, 4.33%, 09/03/25	250	248,982
Ionic Funding LLC, 4.45%, 08/15/25	240	239,556
Mizuho Bank Ltd./Singapore, 4.44%, 10/08/25	250	247,890
National Bank of Canada, 4.41%, 11/04/25	250	247,095
Norfina Ltd., 4.37%, 09/08/25	250	248,822
Nutrien Ltd., 4.59%, 08/05/25	250	249,841
Pure Grove Funding, 4.41%, 09/26/25	250	248,266
Royal Bank of Canada, 4.39%, 10/03/25	250	248,065
VW Credit Inc., 4.60%, 08/26/25	250	249,172
Westpac Banking Corp., 4.54%, 12/18/25, (1-day SOFR + 0.250%)(a)(b)	250	250,039
Total Commercial Paper — 42.0% (Cost: $3,967,450)		3,966,922
Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bill
4.08%, 07/09/26(c)	$500	$481,282
4.24%, 10/30/25(c)	250	247,350
4.34%, 09/04/25(c)	250	248,990
4.35%, 08/26/25(c)	500	498,514
Total U.S. Treasury Obligations — 15.6% (Cost: $1,476,438)		1,476,136
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	2,730,000	2,730,000
Total Money Market Funds — 28.9% (Cost: $2,730,000)		2,730,000
Total Investments — 105.1% (Cost: $9,923,888)		9,923,082
Liabilities in Excess of Other Assets — (5.1)%		(480,516)
Net Assets — 100.0%		$9,442,566

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,280,000	$1,450,000 (a)	$—	$—	$—	$2,730,000	2,730,000	$48,879	$—

(a)	Represents net amount purchased (sold).

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Transition-Enabling Metals ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
LME Nickel	8	10/13/25	$715	$(11,118)
LME PRI Aluminum	39	10/13/25	2,500	(33,004)
Zinc	10	10/13/25	691	5,271
Platinum	7	10/29/25	455	104,997
Cobalt Fastmarket	2	10/31/25	72	(1,787)
Copper	23	12/29/25	2,544	(708,475)
Silver	13	12/29/25	2,417	(58,319)
				$(702,435)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$1,750,024	$—	$1,750,024
Commercial Paper	—	3,966,922	—	3,966,922
U.S. Treasury Obligations	—	1,476,136	—	1,476,136
Money Market Funds	2,730,000	—	—	2,730,000
	$2,730,000	$7,193,082	$—	$9,923,082
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$110,268	$—	$—	$110,268
Liabilities
Commodity Contracts	(812,703)	—	—	(812,703)
	$(702,435)	$—	$—	(702,435)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Transition-Enabling Metals ETF

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate